CECL (Details 10) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 49,485	SFr 75,886
Origination in current year-1	47,577	33,920
Origination in current year-2	24,985	23,356
Origination in current year-3	17,950	14,069
Origination in current year-4	11,207	8,677
Origination in current year-5 or more	43,652	49,714
Total term loans	194,856	205,622
Revolving loans	63,385	77,199
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 258,241	282,821
Date when internal ratings were last updated	2012
Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 31,286	53,305
Origination in current year-1	37,658	25,119
Origination in current year-2	19,524	16,367
Origination in current year-3	13,408	9,913
Origination in current year-4	8,667	6,681
Origination in current year-5 or more	38,301	42,787
Total term loans	148,844	154,172
Revolving loans	51,661	64,192
Financing Receivable, before Allowance for Credit Loss and Fee	200,505	218,364
Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	17,825	22,347
Origination in current year-1	9,647	8,676
Origination in current year-2	5,245	6,795
Origination in current year-3	4,261	3,765
Origination in current year-4	2,326	1,849
Origination in current year-5 or more	4,857	6,446
Total term loans	44,161	49,878
Revolving loans	10,875	12,254
Financing Receivable, before Allowance for Credit Loss and Fee	55,036	62,132
Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	374	234
Origination in current year-1	272	125
Origination in current year-2	216	194
Origination in current year-3	281	391
Origination in current year-4	214	147
Origination in current year-5 or more	494	481
Total term loans	1,851	1,572
Revolving loans	849	753
Financing Receivable, before Allowance for Credit Loss and Fee	2,700	2,325
Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	31,174	43,627
Origination in current year-1	21,633	15,424
Origination in current year-2	9,436	9,595
Origination in current year-3	6,084	5,433
Origination in current year-4	3,743	2,404
Origination in current year-5 or more	5,857	8,631
Total term loans	77,927	85,114
Revolving loans	29,506	31,041
Financing Receivable, before Allowance for Credit Loss and Fee	107,433	116,155
Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	16,088	24,733
Origination in current year-1	13,885	9,189
Origination in current year-2	6,041	4,713
Origination in current year-3	3,224	2,496
Origination in current year-4	2,016	1,287
Origination in current year-5 or more	2,959	5,180
Total term loans	44,213	47,598
Revolving loans	21,091	22,293
Financing Receivable, before Allowance for Credit Loss and Fee	65,304	69,891
Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,728	18,705
Origination in current year-1	7,536	6,138
Origination in current year-2	3,213	4,755
Origination in current year-3	2,664	2,758
Origination in current year-4	1,564	1,057
Origination in current year-5 or more	2,658	3,330
Total term loans	32,363	36,743
Revolving loans	7,902	8,240
Financing Receivable, before Allowance for Credit Loss and Fee	40,265	44,983
Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	358	189
Origination in current year-1	212	97
Origination in current year-2	182	127
Origination in current year-3	196	179
Origination in current year-4	163	60
Origination in current year-5 or more	240	121
Total term loans	1,351	773
Revolving loans	513	508
Financing Receivable, before Allowance for Credit Loss and Fee	1,864	1,281
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,105	14,252
Origination in current year-1	9,442	5,069
Origination in current year-2	3,930	2,557
Origination in current year-3	1,312	1,266
Origination in current year-4	918	576
Origination in current year-5 or more	2,350	2,875
Total term loans	24,057	26,595
Revolving loans	1,100	1,210
Financing Receivable, before Allowance for Credit Loss and Fee	25,157	27,805
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,601	9,568
Origination in current year-1	7,001	3,709
Origination in current year-2	3,071	1,849
Origination in current year-3	959	925
Origination in current year-4	698	475
Origination in current year-5 or more	2,109	2,469
Total term loans	17,439	18,995
Revolving loans	694	778
Financing Receivable, before Allowance for Credit Loss and Fee	18,133	19,773
Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,499	4,682
Origination in current year-1	2,441	1,355
Origination in current year-2	855	706
Origination in current year-3	297	340
Origination in current year-4	219	101
Origination in current year-5 or more	217	376
Total term loans	6,528	7,560
Revolving loans	281	297
Financing Receivable, before Allowance for Credit Loss and Fee	6,809	7,857
Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5	2
Origination in current year-1	0	5
Origination in current year-2	4	2
Origination in current year-3	56	1
Origination in current year-4	1	0
Origination in current year-5 or more	24	30
Total term loans	90	40
Revolving loans	125	135
Financing Receivable, before Allowance for Credit Loss and Fee	215	175
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	19,302	20,405
Origination in current year-1	7,992	7,772
Origination in current year-2	4,239	6,118
Origination in current year-3	4,055	3,436
Origination in current year-4	2,246	1,694
Origination in current year-5 or more	4,188	4,951
Total term loans	42,022	44,376
Revolving loans	17,354	21,771
Financing Receivable, before Allowance for Credit Loss and Fee	59,376	66,147
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,858	8,284
Origination in current year-1	3,576	3,242
Origination in current year-2	1,810	2,110
Origination in current year-3	1,566	1,003
Origination in current year-4	742	697
Origination in current year-5 or more	1,619	2,013
Total term loans	17,171	17,349
Revolving loans	10,277	13,941
Financing Receivable, before Allowance for Credit Loss and Fee	27,448	31,290
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,181	11,985
Origination in current year-1	4,204	4,468
Origination in current year-2	2,251	3,903
Origination in current year-3	2,359	2,256
Origination in current year-4	1,343	937
Origination in current year-5 or more	2,355	2,848
Total term loans	23,693	26,397
Revolving loans	6,799	7,458
Financing Receivable, before Allowance for Credit Loss and Fee	30,492	33,855
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	263	136
Origination in current year-1	212	62
Origination in current year-2	178	105
Origination in current year-3	130	177
Origination in current year-4	161	60
Origination in current year-5 or more	214	90
Total term loans	1,158	630
Revolving loans	278	372
Financing Receivable, before Allowance for Credit Loss and Fee	1,436	1,002
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,598	8,423
Origination in current year-1	3,706	2,312
Origination in current year-2	1,101	788
Origination in current year-3	609	674
Origination in current year-4	524	106
Origination in current year-5 or more		585
Origination in current year-5 or more	(868)
Total term loans	10,670	12,888
Revolving loans	11,043	8,028
Financing Receivable, before Allowance for Credit Loss and Fee	21,713	20,916
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,482	6,360
Origination in current year-1	2,850	2,081
Origination in current year-2	1,034	660
Origination in current year-3	602	522
Origination in current year-4	521	87
Origination in current year-5 or more		499
Origination in current year-5 or more	(940)
Total term loans	8,549	10,209
Revolving loans	10,111	7,542
Financing Receivable, before Allowance for Credit Loss and Fee	18,660	17,751
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,026	2,012
Origination in current year-1	856	201
Origination in current year-2	67	127
Origination in current year-3	7	151
Origination in current year-4	2	19
Origination in current year-5 or more	71	85
Total term loans	2,029	2,595
Revolving loans	822	485
Financing Receivable, before Allowance for Credit Loss and Fee	2,851	3,080
Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	90	51
Origination in current year-1	0	30
Origination in current year-2	0	1
Origination in current year-3	0	1
Origination in current year-4	1	0
Origination in current year-5 or more	1	1
Total term loans	92	84
Revolving loans	110	1
Financing Receivable, before Allowance for Credit Loss and Fee	202	85
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	169	547
Origination in current year-1	493	271
Origination in current year-2	166	132
Origination in current year-3	108	57
Origination in current year-4	55	28
Origination in current year-5 or more	187	220
Total term loans	1,178	1,255
Revolving loans	9	32
Financing Receivable, before Allowance for Credit Loss and Fee	1,187	1,287
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	147	521
Origination in current year-1	458	157
Origination in current year-2	126	94
Origination in current year-3	97	46
Origination in current year-4	55	28
Origination in current year-5 or more	171	199
Total term loans	1,054	1,045
Revolving loans	9	32
Financing Receivable, before Allowance for Credit Loss and Fee	1,063	1,077
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	22	26
Origination in current year-1	35	114
Origination in current year-2	40	19
Origination in current year-3	1	11
Origination in current year-4	0	0
Origination in current year-5 or more	15	21
Total term loans	113	191
Revolving loans	0	0
Financing Receivable, before Allowance for Credit Loss and Fee	113	191
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	19
Origination in current year-3	10	0
Origination in current year-4	0	0
Origination in current year-5 or more	1	0
Total term loans	11	19
Revolving loans	0	0
Financing Receivable, before Allowance for Credit Loss and Fee	11	19
Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	18,311	32,259
Origination in current year-1	25,944	18,496
Origination in current year-2	15,549	13,761
Origination in current year-3	11,866	8,636
Origination in current year-4	7,464	6,273
Origination in current year-5 or more	37,795	41,083
Total term loans	116,929	120,508
Revolving loans	33,879	46,158
Financing Receivable, before Allowance for Credit Loss and Fee	150,808	166,666
Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	15,198	28,572
Origination in current year-1	23,773	15,930
Origination in current year-2	13,483	11,654
Origination in current year-3	10,184	7,417
Origination in current year-4	6,651	5,394
Origination in current year-5 or more	35,342	37,607
Total term loans	104,631	106,574
Revolving loans	30,570	41,899
Financing Receivable, before Allowance for Credit Loss and Fee	135,201	148,473
Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,097	3,642
Origination in current year-1	2,111	2,538
Origination in current year-2	2,032	2,040
Origination in current year-3	1,597	1,007
Origination in current year-4	762	792
Origination in current year-5 or more	2,199	3,116
Total term loans	11,798	13,135
Revolving loans	2,973	4,014
Financing Receivable, before Allowance for Credit Loss and Fee	14,771	17,149
Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	16	45
Origination in current year-1	60	28
Origination in current year-2	34	67
Origination in current year-3	85	212
Origination in current year-4	51	87
Origination in current year-5 or more	254	360
Total term loans	500	799
Revolving loans	336	245
Financing Receivable, before Allowance for Credit Loss and Fee	836	1,044
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,049	26,431
Origination in current year-1	23,068	16,158
Origination in current year-2	13,999	12,995
Origination in current year-3	11,367	8,187
Origination in current year-4	7,295	6,090
Origination in current year-5 or more	36,666	39,466
Total term loans	106,444	109,327
Revolving loans	1,040	1,206
Financing Receivable, before Allowance for Credit Loss and Fee	107,484	110,533
Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12,501	24,257
Origination in current year-1	21,627	14,743
Origination in current year-2	12,869	11,308
Origination in current year-3	10,029	7,287
Origination in current year-4	6,609	5,318
Origination in current year-5 or more	34,525	36,790
Total term loans	98,160	99,703
Revolving loans	229	276
Financing Receivable, before Allowance for Credit Loss and Fee	98,389	99,979
Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,540	2,134
Origination in current year-1	1,396	1,402
Origination in current year-2	1,111	1,639
Origination in current year-3	1,271	812
Origination in current year-4	650	698
Origination in current year-5 or more	1,931	2,359
Total term loans	7,899	9,044
Revolving loans	807	930
Financing Receivable, before Allowance for Credit Loss and Fee	8,706	9,974
Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8	40
Origination in current year-1	45	13
Origination in current year-2	19	48
Origination in current year-3	67	88
Origination in current year-4	36	74
Origination in current year-5 or more	210	317
Total term loans	385	580
Revolving loans	4	0
Financing Receivable, before Allowance for Credit Loss and Fee	389	580
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,114	3,312
Origination in current year-1	1,877	1,497
Origination in current year-2	1,028	228
Origination in current year-3	178	164
Origination in current year-4	41	74
Origination in current year-5 or more	991	1,485
Total term loans	5,229	6,760
Revolving loans	32,410	44,493
Financing Receivable, before Allowance for Credit Loss and Fee	37,639	51,253
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	562	2,627
Origination in current year-1	1,496	649
Origination in current year-2	307	61
Origination in current year-3	35	32
Origination in current year-4	16	55
Origination in current year-5 or more	803	804
Total term loans	3,219	4,228
Revolving loans	30,023	41,275
Financing Receivable, before Allowance for Credit Loss and Fee	33,242	45,503
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	552	685
Origination in current year-1	381	848
Origination in current year-2	721	167
Origination in current year-3	143	26
Origination in current year-4	25	19
Origination in current year-5 or more	188	681
Total term loans	2,010	2,426
Revolving loans	2,124	3,063
Financing Receivable, before Allowance for Credit Loss and Fee	4,134	5,489
Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	106
Origination in current year-4	0	0
Origination in current year-5 or more	0	0
Total term loans	0	106
Revolving loans	263	155
Financing Receivable, before Allowance for Credit Loss and Fee	263	261
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,148	2,516
Origination in current year-1	999	841
Origination in current year-2	522	538
Origination in current year-3	321	285
Origination in current year-4	128	109
Origination in current year-5 or more	138	132
Total term loans	5,256	4,421
Revolving loans	429	459
Financing Receivable, before Allowance for Credit Loss and Fee	5,685	4,880
Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,135	1,688
Origination in current year-1	650	538
Origination in current year-2	307	285
Origination in current year-3	120	98
Origination in current year-4	26	21
Origination in current year-5 or more	14	13
Total term loans	3,252	2,643
Revolving loans	318	348
Financing Receivable, before Allowance for Credit Loss and Fee	3,570	2,991
Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,005	823
Origination in current year-1	334	288
Origination in current year-2	200	234
Origination in current year-3	183	169
Origination in current year-4	87	75
Origination in current year-5 or more	80	76
Total term loans	1,889	1,665
Revolving loans	42	21
Financing Receivable, before Allowance for Credit Loss and Fee	1,931	1,686
Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8	5
Origination in current year-1	15	15
Origination in current year-2	15	19
Origination in current year-3	18	18
Origination in current year-4	15	13
Origination in current year-5 or more	44	43
Total term loans	115	113
Revolving loans	69	90
Financing Receivable, before Allowance for Credit Loss and Fee	184	203
Bank
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	49,483	75,886
Origination in current year-1	47,577	33,920
Origination in current year-2	24,985	23,356
Origination in current year-3	17,950	14,069
Origination in current year-4	11,207	8,677
Origination in current year-5 or more	43,642	49,702
Total term loans	194,844	205,610
Revolving loans	63,385	77,199
Financing Receivable, before Allowance for Credit Loss and Fee	262,179	291,492
Bank | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	31,284	53,305
Origination in current year-1	37,658	25,119
Origination in current year-2	19,524	16,367
Origination in current year-3	13,408	9,913
Origination in current year-4	8,667	6,681
Origination in current year-5 or more	38,301	42,787
Total term loans	148,842	154,172
Revolving loans	51,661	64,192
Financing Receivable, before Allowance for Credit Loss and Fee	204,423	227,047
Bank | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	17,825	22,347
Origination in current year-1	9,647	8,676
Origination in current year-2	5,245	6,795
Origination in current year-3	4,261	3,765
Origination in current year-4	2,326	1,849
Origination in current year-5 or more	4,857	6,446
Total term loans	44,161	49,878
Revolving loans	10,875	12,254
Financing Receivable, before Allowance for Credit Loss and Fee	55,066	62,132
Bank | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	374	234
Origination in current year-1	272	125
Origination in current year-2	216	194
Origination in current year-3	281	391
Origination in current year-4	214	147
Origination in current year-5 or more	484	469
Total term loans	1,841	1,560
Revolving loans	849	753
Financing Receivable, before Allowance for Credit Loss and Fee	2,690	2,313
Bank | Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	31,172	43,627
Origination in current year-1	21,633	15,424
Origination in current year-2	9,436	9,595
Origination in current year-3	6,084	5,433
Origination in current year-4	3,743	2,404
Origination in current year-5 or more	5,847	8,619
Total term loans	77,915	85,102
Revolving loans	29,506	31,041
Financing Receivable, before Allowance for Credit Loss and Fee	107,421	116,143
Bank | Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	16,086	24,733
Origination in current year-1	13,885	9,189
Origination in current year-2	6,041	4,713
Origination in current year-3	3,224	2,496
Origination in current year-4	2,016	1,287
Origination in current year-5 or more	2,959	5,180
Total term loans	44,211	47,598
Revolving loans	21,091	22,293
Financing Receivable, before Allowance for Credit Loss and Fee	65,302	69,891
Bank | Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,728	18,705
Origination in current year-1	7,536	6,138
Origination in current year-2	3,213	4,755
Origination in current year-3	2,664	2,758
Origination in current year-4	1,564	1,057
Origination in current year-5 or more	2,658	3,330
Total term loans	32,363	36,743
Revolving loans	7,902	8,240
Financing Receivable, before Allowance for Credit Loss and Fee	40,265	44,983
Bank | Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	358	189
Origination in current year-1	212	97
Origination in current year-2	182	127
Origination in current year-3	196	179
Origination in current year-4	163	60
Origination in current year-5 or more	230	109
Total term loans	1,341	761
Revolving loans	513	508
Financing Receivable, before Allowance for Credit Loss and Fee	1,854	1,269
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,105	14,252
Origination in current year-1	9,442	5,069
Origination in current year-2	3,930	2,557
Origination in current year-3	1,312	1,266
Origination in current year-4	918	576
Origination in current year-5 or more	2,350	2,875
Total term loans	24,057	26,595
Revolving loans	1,100	1,210
Financing Receivable, before Allowance for Credit Loss and Fee	25,157	27,805
Bank | Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,601	9,568
Origination in current year-1	7,001	3,709
Origination in current year-2	3,071	1,849
Origination in current year-3	959	925
Origination in current year-4	698	475
Origination in current year-5 or more	2,109	2,469
Total term loans	17,439	18,995
Revolving loans	694	778
Financing Receivable, before Allowance for Credit Loss and Fee	18,133	19,773
Bank | Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,499	4,682
Origination in current year-1	2,441	1,355
Origination in current year-2	855	706
Origination in current year-3	297	340
Origination in current year-4	219	101
Origination in current year-5 or more	217	376
Total term loans	6,528	7,560
Revolving loans	281	297
Financing Receivable, before Allowance for Credit Loss and Fee	6,809	7,857
Bank | Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5	2
Origination in current year-1	0	5
Origination in current year-2	4	2
Origination in current year-3	56	1
Origination in current year-4	1	0
Origination in current year-5 or more	24	30
Total term loans	90	40
Revolving loans	125	135
Financing Receivable, before Allowance for Credit Loss and Fee	215	175
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	19,302	20,405
Origination in current year-1	7,992	7,772
Origination in current year-2	4,239	6,118
Origination in current year-3	4,055	3,436
Origination in current year-4	2,246	1,694
Origination in current year-5 or more	4,178	4,939
Total term loans	42,012	44,364
Revolving loans	17,354	21,771
Financing Receivable, before Allowance for Credit Loss and Fee	59,366	66,135
Bank | Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,858	8,284
Origination in current year-1	3,576	3,242
Origination in current year-2	1,810	2,110
Origination in current year-3	1,566	1,003
Origination in current year-4	742	697
Origination in current year-5 or more	1,619	2,013
Total term loans	17,171	17,349
Revolving loans	10,277	13,941
Financing Receivable, before Allowance for Credit Loss and Fee	27,448	31,290
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,181	11,985
Origination in current year-1	4,204	4,468
Origination in current year-2	2,251	3,903
Origination in current year-3	2,359	2,256
Origination in current year-4	1,343	937
Origination in current year-5 or more	2,355	2,848
Total term loans	23,693	26,397
Revolving loans	6,799	7,458
Financing Receivable, before Allowance for Credit Loss and Fee	30,492	33,855
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	263	136
Origination in current year-1	212	62
Origination in current year-2	178	105
Origination in current year-3	130	177
Origination in current year-4	161	60
Origination in current year-5 or more	204	78
Total term loans	1,148	618
Revolving loans	278	372
Financing Receivable, before Allowance for Credit Loss and Fee	1,426	990
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,596	8,423
Origination in current year-1	3,706	2,312
Origination in current year-2	1,101	788
Origination in current year-3	609	674
Origination in current year-4	524	106
Origination in current year-5 or more		585
Origination in current year-5 or more	(868)
Total term loans	10,668	12,888
Revolving loans	11,043	8,028
Financing Receivable, before Allowance for Credit Loss and Fee	21,711	20,916
Bank | Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,480	6,360
Origination in current year-1	2,850	2,081
Origination in current year-2	1,034	660
Origination in current year-3	602	522
Origination in current year-4	521	87
Origination in current year-5 or more		499
Origination in current year-5 or more	(940)
Total term loans	8,547	10,209
Revolving loans	10,111	7,542
Financing Receivable, before Allowance for Credit Loss and Fee	18,658	17,751
Bank | Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,026	2,012
Origination in current year-1	856	201
Origination in current year-2	67	127
Origination in current year-3	7	151
Origination in current year-4	2	19
Origination in current year-5 or more	71	85
Total term loans	2,029	2,595
Revolving loans	822	485
Financing Receivable, before Allowance for Credit Loss and Fee	2,851	3,080
Bank | Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	90	51
Origination in current year-1	0	30
Origination in current year-2	0	1
Origination in current year-3	0	1
Origination in current year-4	1	0
Origination in current year-5 or more	1	1
Total term loans	92	84
Revolving loans	110	1
Financing Receivable, before Allowance for Credit Loss and Fee	202	85
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	169	547
Origination in current year-1	493	271
Origination in current year-2	166	132
Origination in current year-3	108	57
Origination in current year-4	55	28
Origination in current year-5 or more	187	220
Total term loans	1,178	1,255
Revolving loans	9	32
Financing Receivable, before Allowance for Credit Loss and Fee	1,187	1,287
Bank | Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	147	521
Origination in current year-1	458	157
Origination in current year-2	126	94
Origination in current year-3	97	46
Origination in current year-4	55	28
Origination in current year-5 or more	171	199
Total term loans	1,054	1,045
Revolving loans	9	32
Financing Receivable, before Allowance for Credit Loss and Fee	1,063	1,077
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	22	26
Origination in current year-1	35	114
Origination in current year-2	40	19
Origination in current year-3	1	11
Origination in current year-4	0	0
Origination in current year-5 or more	15	21
Total term loans	113	191
Revolving loans	0	0
Financing Receivable, before Allowance for Credit Loss and Fee	113	191
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	19
Origination in current year-3	10	0
Origination in current year-4	0	0
Origination in current year-5 or more	1	0
Total term loans	11	19
Revolving loans	0	0
Financing Receivable, before Allowance for Credit Loss and Fee	11	19
Bank | Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	18,311	32,259
Origination in current year-1	25,944	18,496
Origination in current year-2	15,549	13,761
Origination in current year-3	11,866	8,636
Origination in current year-4	7,464	6,273
Origination in current year-5 or more	37,795	41,083
Total term loans	116,929	120,508
Revolving loans	33,879	46,158
Financing Receivable, before Allowance for Credit Loss and Fee	150,808	166,666
Bank | Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	15,198	28,572
Origination in current year-1	23,773	15,930
Origination in current year-2	13,483	11,654
Origination in current year-3	10,184	7,417
Origination in current year-4	6,651	5,394
Origination in current year-5 or more	35,342	37,607
Total term loans	104,631	106,574
Revolving loans	30,570	41,899
Financing Receivable, before Allowance for Credit Loss and Fee	135,201	148,473
Bank | Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,097	3,642
Origination in current year-1	2,111	2,538
Origination in current year-2	2,032	2,040
Origination in current year-3	1,597	1,007
Origination in current year-4	762	792
Origination in current year-5 or more	2,199	3,116
Total term loans	11,798	13,135
Revolving loans	2,973	4,014
Financing Receivable, before Allowance for Credit Loss and Fee	14,771	17,149
Bank | Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	16	45
Origination in current year-1	60	28
Origination in current year-2	34	67
Origination in current year-3	85	212
Origination in current year-4	51	87
Origination in current year-5 or more	254	360
Total term loans	500	799
Revolving loans	336	245
Financing Receivable, before Allowance for Credit Loss and Fee	836	1,044
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,049	26,431
Origination in current year-1	23,068	16,158
Origination in current year-2	13,999	12,995
Origination in current year-3	11,367	8,187
Origination in current year-4	7,295	6,090
Origination in current year-5 or more	36,666	39,466
Total term loans	106,444	109,327
Revolving loans	1,040	1,206
Financing Receivable, before Allowance for Credit Loss and Fee	107,484	110,533
Bank | Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12,501	24,257
Origination in current year-1	21,627	14,743
Origination in current year-2	12,869	11,308
Origination in current year-3	10,029	7,287
Origination in current year-4	6,609	5,318
Origination in current year-5 or more	34,525	36,790
Total term loans	98,160	99,703
Revolving loans	229	276
Financing Receivable, before Allowance for Credit Loss and Fee	98,389	99,979
Bank | Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,540	2,134
Origination in current year-1	1,396	1,402
Origination in current year-2	1,111	1,639
Origination in current year-3	1,271	812
Origination in current year-4	650	698
Origination in current year-5 or more	1,931	2,359
Total term loans	7,899	9,044
Revolving loans	807	930
Financing Receivable, before Allowance for Credit Loss and Fee	8,706	9,974
Bank | Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8	40
Origination in current year-1	45	13
Origination in current year-2	19	48
Origination in current year-3	67	88
Origination in current year-4	36	74
Origination in current year-5 or more	210	317
Total term loans	385	580
Revolving loans	4	0
Financing Receivable, before Allowance for Credit Loss and Fee	389	580
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,114	3,312
Origination in current year-1	1,877	1,497
Origination in current year-2	1,028	228
Origination in current year-3	178	164
Origination in current year-4	41	74
Origination in current year-5 or more	991	1,485
Total term loans	5,229	6,760
Revolving loans	32,410	44,493
Financing Receivable, before Allowance for Credit Loss and Fee	37,639	51,253
Bank | Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	562	2,627
Origination in current year-1	1,496	649
Origination in current year-2	307	61
Origination in current year-3	35	32
Origination in current year-4	16	55
Origination in current year-5 or more	803	804
Total term loans	3,219	4,228
Revolving loans	30,023	41,275
Financing Receivable, before Allowance for Credit Loss and Fee	33,242	45,503
Bank | Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	552	685
Origination in current year-1	381	848
Origination in current year-2	721	167
Origination in current year-3	143	26
Origination in current year-4	25	19
Origination in current year-5 or more	188	681
Total term loans	2,010	2,426
Revolving loans	2,124	3,063
Financing Receivable, before Allowance for Credit Loss and Fee	4,134	5,489
Bank | Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	106
Origination in current year-4	0	0
Origination in current year-5 or more	0	0
Total term loans	0	106
Revolving loans	263	155
Financing Receivable, before Allowance for Credit Loss and Fee	263	261
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,148	2,516
Origination in current year-1	999	841
Origination in current year-2	522	538
Origination in current year-3	321	285
Origination in current year-4	128	109
Origination in current year-5 or more	138	132
Total term loans	5,256	4,421
Revolving loans	429	459
Financing Receivable, before Allowance for Credit Loss and Fee	5,685	4,880
Bank | Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,135	1,688
Origination in current year-1	650	538
Origination in current year-2	307	285
Origination in current year-3	120	98
Origination in current year-4	26	21
Origination in current year-5 or more	14	13
Total term loans	3,252	2,643
Revolving loans	318	348
Financing Receivable, before Allowance for Credit Loss and Fee	3,570	2,991
Bank | Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,005	823
Origination in current year-1	334	288
Origination in current year-2	200	234
Origination in current year-3	183	169
Origination in current year-4	87	75
Origination in current year-5 or more	80	76
Total term loans	1,889	1,665
Revolving loans	42	21
Financing Receivable, before Allowance for Credit Loss and Fee	1,931	1,686
Bank | Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8	5
Origination in current year-1	15	15
Origination in current year-2	15	19
Origination in current year-3	18	18
Origination in current year-4	15	13
Origination in current year-5 or more	44	43
Total term loans	115	113
Revolving loans	69	90
Financing Receivable, before Allowance for Credit Loss and Fee	184	203
Bank | Total loans to third parties
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	258,229	282,809
Bank | Total loans to third parties | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	200,503	218,364
Bank | Total loans to third parties | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	55,036	62,132
Bank | Total loans to third parties | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	2,690	2,313
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	3,950	8,683
Bank | Total loans to entities under common control | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	3,920	8,683
Bank | Total loans to entities under common control | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	30	0
Bank | Total loans to entities under common control | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 0	SFr 0